Income Taxes - Carryovers (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Tax Credit Carryforward [Line Items]
Tax credit carryovers	$ 19.2
Tax credit carryovers will expire by 2037	1.8
Net operating losses and other carryovers	628.1
Net operating losses and other carryovers will expire by 2022	0.7
Net operating losses and other carryovers will expire between 2023 and 2037	540.1
Net operating losses and other carryovers will never expire	87.3
Deferred tax assets related to state net operating losses, fully reserved	23.2
Federal tax credits
Tax Credit Carryforward [Line Items]
Tax credit carryovers	4.5
State tax credits
Tax Credit Carryforward [Line Items]
Tax credit carryovers	$ 12.9